Summary of Non-Vested Restricted Stock Activity (Detail) - Non-Vested Restricted Stock - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Non-vested beginning balance	2,643,717
Shares, Granted	200,479
Shares, Vested	(20,000)		0
Shares, Forfeited	(5,000)
Shares, Non-vested ending balance	2,819,196	2,643,717
Weighted-Average Grant Date Fair Value, Non-vested beginning balance	$ 45.21
Weighted-Average Grant Date Fair Value, Granted	114.55	$ 96.84	$ 80.21
Weighted-Average Grant Date Fair Value, Vested	49.36
Weighted-Average Grant Date Fair Value, Forfeited	110.36
Weighted-Average Grant Date Fair Value, Non-vested ending balance	$ 49.99	$ 45.21